Stockholders' Equity (Details 1) - USD ($)	9 Months Ended	12 Months Ended
	Apr. 30, 2016	Jul. 31, 2015	Jul. 31, 2014
Number of Shares
Granted	1,437,500	195,000
Stock Option [Member]
Number of Shares
Outstanding, Beginning Balance	3,157,500	3,047,500
Granted	1,437,500	195,000
Forfeited/expired/cancelled	(30,000)	(85,000)
Outstanding, Ending Balance	4,565,000	3,157,500	3,047,500
Exercisable	4,277,500	2,743,750
Weighted- average Remaining Contractual Term (years)
Outstanding	7 years 8 months 5 days	7 years 6 months 29 days	8 years 6 months 22 days
Exercisable	8 years 25 days	8 years 1 month 10 days
Aggregate Intrinsic Value
Outstanding	$ 5,969,725	$ 1,569,000
Exercisable	$ 5,969,725	$ 1,569,000
Weighted- average Exercise Price
Outstanding, Beginning Balance	$ 9.42	$ 9.00
Granted	7.25	11.33
Forfeited/expired/cancelled	5.00	11.21
Outstanding, Ending Balance	8.77	9.42	$ 9.00
Exercisable	$ 8.37	$ 8.88